Related party transactions (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amount due from related parties	¥ 3,124	¥ 116
JD Technology
Related Party Transaction [Line Items]
Amount due from related parties	(1,170)	(1,497)
JD Technology | Loan
Related Party Transaction [Line Items]
Amount due from related parties		50
Property Funds
Related Party Transaction [Line Items]
Amount due from related parties	1,837	427
Property Funds | Loan
Related Party Transaction [Line Items]
Amount due from related parties	¥ 2,457	¥ 1,136